MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares Security Description Value
Common Stock - 44.5%
Communication Services - 4.9%
28,660 Alphabet, Inc., Class A
(a)
$ 4,943,850
34,293 AT&T, Inc. 624,819
32,172 Comcast Corp., Class A 1,287,845
7,289 Meta Platforms, Inc., Class A 3,402,724
10,041 The Walt Disney Co. 1,043,360
17,941 Verizon Communications, Inc. 738,272
8,296 Warner Bros Discovery, Inc.
(b)
68,359
12,109,229
Consumer Discretionary - 3.7%
22,360 Amazon.com, Inc.
(a)(b)
3,945,198
2,814 McDonald's Corp. 728,517
10,544 NIKE, Inc., Class B 1,002,207
10,011 The Home Depot, Inc.
(a)
3,352,384
9,028,306
Consumer Staples - 2.9%
11,233 Altria Group, Inc. 519,526
5,660 Anheuser-Busch InBev SA/NV, ADR 356,976
1,270 Costco Wholesale Corp. 1,028,560
5,376 Diageo PLC, ADR 726,244
15,152 Mondelez International, Inc., Class A 1,038,367
9,224 PepsiCo., Inc.
(a)
1,594,830
4,882 The Procter & Gamble Co. 803,284
17,265 Walmart, Inc. 1,135,346
7,203,133
Energy - 1.9%
4,159 Chevron Corp. 675,006
4,761 EOG Resources, Inc. 592,983
7,329 Exxon Mobil Corp. 859,398
48,133 Kinder Morgan, Inc. 938,112
5,807 Marathon Petroleum Corp. 1,025,574
3,323 Occidental Petroleum Corp. 207,687
8,894 Schlumberger NV 408,146
4,706,906
Financials - 6.8%
52,675 Bank of America Corp.
(a)
2,106,473
4,184 Berkshire Hathaway, Inc., Class B
(b)
1,733,850
7,060 Chubb, Ltd. 1,911,989
11,965 Citigroup, Inc. 745,539
12,857 JPMorgan Chase & Co. 2,605,214
14,790 MetLife, Inc. 1,070,352
12,732 The Charles Schwab Corp. 933,001
13,795 U.S. Bancorp 559,387
14,260 Visa, Inc., Class A
(a)
3,885,280
19,495 Wells Fargo & Co. 1,168,141
16,719,226
Health Care - 5.5%
15,837 Abbott Laboratories
(a)
1,618,383
9,442 AbbVie, Inc. 1,522,428
7,031 Amgen, Inc. 2,150,431
11,136 Bristol-Myers Squibb Co. 457,578
9,531 CVS Health Corp. 568,048
9,690 Johnson & Johnson
(a)
1,421,232
10,745 Medtronic PLC 874,321
6,765 Merck & Co., Inc. 849,278
676 Organon & Co. 14,419
20,839 Pfizer, Inc. 597,246
6,703 UnitedHealth Group, Inc.
(a)
3,320,465

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares Security Description Value
Health Care - 5.5% (continued)
2,585 Viatris, Inc. $ 27,401
13,421,230
Industrials - 2.8%
5,392 Carrier Global Corp. 340,721
9,007 Honeywell International, Inc. 1,821,125
2,696 Otis Worldwide Corp. 267,443
14,637 RTX Corp. 1,578,015
3,529 The Boeing Co.
(b)
626,786
4,919 Union Pacific Corp. 1,145,242
7,679 United Parcel Service, Inc., Class B 1,066,843
6,846,175
Information Technology - 13.9%
12,466 Advanced Micro Devices, Inc.
(b)
2,080,575
40,860 Apple, Inc.
(a)
7,855,335
2,387 Broadcom, Inc. 3,171,249
27,517 Cisco Systems, Inc. 1,279,540
4,805 Fortinet, Inc.
(b)
285,032
15,389 Intel Corp. 474,751
2,669 Intuit, Inc. 1,538,518
19,736 Microsoft Corp.
(a)
8,193,006
1,924 NVIDIA Corp. 2,109,339
24,562 Oracle Corp. 2,878,421
12,656 QUALCOMM, Inc. 2,582,457
2,444 ServiceNow, Inc.
(b)
1,605,537
34,053,760
Materials - 0.2%
2,318 Air Products and Chemicals, Inc. 618,211
Real Estate - 0.7%
4,439 American Tower Corp. REIT 868,890
25,155 Weyerhaeuser Co. REIT 755,404
1,624,294
Utilities - 1.2%
37,380 NextEra Energy, Inc.
(a)
2,991,148
Total Common Stock (Cost $53,378,368) 109,321,618
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 26.9%
U.S. Treasury Securities - 26.9%
$ 2,000,000 U.S. Treasury Note/Bond
(a)
3.00% 06/30/24 1,996,422
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  09/30/24 4,981,005
5,500,000 U.S. Treasury Note/Bond
(a)
2.13  09/30/24 5,443,261
6,000,000 U.S. Treasury Note/Bond
(a)
4.50  11/30/24 5,975,065
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  12/31/24 4,968,987
10,000,000 U.S. Treasury Note/Bond
(a)
4.63  02/28/25 9,954,655
5,000,000 U.S. Treasury Note/Bond
(a)
2.75  02/28/25 4,909,503
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,410,750
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,459,077
3,000,000 U.S. Treasury Note/Bond
(a)
4.25  10/15/25 2,968,008
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 9,997,266
66,063,999
Total U.S. Government & Agency Obligations (Cost $66,340,436) 66,063,999
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 16,679

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares Security Description Value
Money Market Fund - 27.5%
67,620,986 First American Government Obligations Fund, Class X, 5.24%
(c)
(Cost $67,620,986) $ 67,620,986
Investments, at value - 98.9% (Cost $187,339,790) $ 243,023,282
Total Written Options - (1.7)% (Premiums Received $(4,105,638)) (4,130,332)
Other Assets & Liabilities, Net - 2.8% 6,803,223
Net Assets - 100.0% $ 245,696,173

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2024

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.7)%
Call Options Written - (1.6)%
(10) CBOE S&P 500 INDEX S&P 500 $ 5,100.00 06/24 $ 5,277,510 $ (207,350)
(10) CBOE S&P 500 INDEX S&P 500 5,000.00 06/24 5,277,510 (300,000)
(20) CBOE S&P 500 INDEX S&P 500 4,900.00 06/24 10,555,020 (796,400)
(15) CBOE S&P 500 INDEX S&P 500 5,050.00 07/24 7,916,265 (394,650)
(10) CBOE S&P 500 INDEX S&P 500 5,000.00 07/24 5,277,510 (309,850)
(15) CBOE S&P 500 INDEX S&P 500 4,900.00 07/24 7,916,265 (609,150)
(5) CBOE S&P 500 INDEX S&P 500 5,200.00 07/24 2,638,755 (70,950)
(5) CBOE S&P 500 INDEX S&P 500 5,050.00 07/24 2,638,755 (135,475)
(5) CBOE S&P 500 INDEX S&P 500 5,150.00 07/24 2,638,755 (96,800)
(10) CBOE S&P 500 INDEX S&P 500 5,100.00 07/24 5,277,510 (235,750)
(10) CBOE S&P 500 INDEX S&P 500 5,150.00 07/24 5,277,510 (202,400)
(10) CBOE S&P 500 INDEX S&P 500 5,100.00 07/24 5,277,510 (244,500)
(10) CBOE S&P 500 INDEX S&P 500 5,050.00 07/24 5,277,510 (297,250)
(5) CBOE S&P 500 INDEX S&P 500 5,150.00 08/24 2,638,755 (108,775)
Total Call Options Written (Premiums Received $(3,766,695)) (4,009,300)
Put Options Written - (0.1)%
(15) CBOE S&P 500 INDEX S&P 500 4,850.00 06/24 7,275,000 (4,200)
(20) CBOE S&P 500 INDEX S&P 500 4,850.00 07/24 9,700,000 (9,000)
(20) CBOE S&P 500 INDEX S&P 500 4,825.00 07/24 9,650,000 (8,400)
(7) CBOE S&P 500 INDEX S&P 500 5,050.00 07/24 3,535,000 (10,542)
(3) CBOE S&P 500 INDEX S&P 500 4,900.00 07/24 1,470,000 (2,235)
(10) CBOE S&P 500 INDEX S&P 500 5,050.00 07/24 5,050,000 (19,300)
(5) CBOE S&P 500 INDEX S&P 500 5,000.00 07/24 2,500,000 (7,650)
(3) CBOE S&P 500 INDEX S&P 500 4,950.00 07/24 1,485,000 (3,705)
(10) CBOE S&P 500 INDEX S&P 500 4,800.00 07/24 4,800,000 (9,100)
(10) CBOE S&P 500 INDEX S&P 500 4,775.00 07/24 4,775,000 (8,500)
(10) CBOE S&P 500 INDEX S&P 500 5,000.00 07/24 5,000,000 (21,600)
(7) CBOE S&P 500 INDEX S&P 500 5,000.00 08/24 3,500,000 (16,800)
Total Put Options Written (Premiums Received $(338,943)) (121,032)
Total Written Options - (1.7)% (Premiums Received
$(4,105,638)) $ (4,130,332)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2024

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2024.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,109,229 $ – $ – $ 12,109,229
Consumer Discretionary 9,028,306 – – 9,028,306
Consumer Staples 7,203,133 – – 7,203,133
Energy 4,706,906 – – 4,706,906
Financials 16,719,226 – – 16,719,226
Health Care 13,421,230 – – 13,421,230
Industrials 6,846,175 – – 6,846,175
Information Technology 34,053,760 – – 34,053,760
Materials 618,211 – – 618,211
Real Estate 1,624,294 – – 1,624,294
Utilities 2,991,148 – – 2,991,148
U.S. Government & Agency Obligations – 66,063,999 – 66,063,999
Warrants 16,679 – – 16,679
Money Market Fund 67,620,986 – – 67,620,986
Investments at Value $ 176,959,283 $ 66,063,999 $ – $ 243,023,282
Total Assets $ 176,959,283 $ 66,063,999 $ – $ 243,023,282
Liabilities
Other Financial Instruments*
Written Options (317,400) (3,812,932) – (4,130,332)
Total Liabilities $ (317,400) $ (3,812,932) $ – $ (4,130,332)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
May 31, 2024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.